GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF CHANGES IN GOODWILL

Changes in goodwill are as follows during the years ended December 31, 2024 and 2023:

Balance as of January 1, 2023	31,688,887

Less: Goodwill reduction as per PPA	(4,919,920)
Less: Impairment	(15,371,643)
Add: Foreign currency translation	27,824
Balance as of December 31, 2023	$11,425,148
Less: Impairment	(2,996,248)
Less: Foreign currency translation	(90,353)
Balance as of December 31, 2024	$8,338,547